Leases Receivable (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Leases receivables	$ 3,156,599		$ 3,692,424
Payments received on leases receivable	475,614	324,250	722,982	186,586
Loss on termination of leases receivables	$ 60,211
Term of lease agreement	60 months
Interest rate on lease	9.50%